BINGHAM McCUTCHEN LLP

ONE FEDERAL STREET

BOSTON, MASSACHUSETTS 02110

April 27, 2010

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C.  20549

Re:

CGM Trust (filing relates to CGM Mutual Fund, CGM Realty Fund and CGM Focus Fund)

Registration Statement on Form N-1A

(File Nos. 2-10653 and 811-82)

Ladies and Gentlemen:

On behalf of our client, CGM Trust, a Massachusetts business trust (the “Trust”), we enclose for filing Post-Effective Amendment No. 103 to the Trust’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”) and Amendment No. 58 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”).

The Amendment is being filed for the purpose of responding to comments received from the Staff of the Commission and for making other changes, none of which renders the Amendment ineligible to become effective pursuant to paragraph (b) of Rule 485.

Please call the undersigned at (617) 951-8267 with any questions relating to the Amendment.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz